Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	February 2025
Payment Date	3/17/2025
Transaction Month	4
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,683,369,242.22	41,794		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$330,000,000.00	4.604%		December 15, 2025
Class A-2a Notes	$407,800,000.00	4.59%		October 15, 2027
Class A-2b Notes	$125,000,000.00	4.65864%	*	October 15, 2027
Class A-3 Notes	$532,800,000.00	4.61%		August 15, 2029
Class A-4 Notes	$104,400,000.00	4.66%		September 15, 2030
Class B Notes	$47,370,000.00	4.88%		September 15, 2030
Class C Notes	$31,570,000.00	0.00%		May 15, 2032
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.32%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$6,092,500.66

Principal:
Principal Collections	$31,164,574.24
Prepayments in Full	$15,410,217.26
Liquidation Proceeds	$210,529.81
Recoveries	$0.00
Sub Total	$46,785,321.31
Collections	$52,877,821.97

Purchase Amounts:
Purchase Amounts Related to Principal	$46,592.28
Purchase Amounts Related to Interest	$72.68
Sub Total	$46,664.96

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$52,924,486.93

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	February 2025
Payment Date	3/17/2025
Transaction Month	4
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$52,924,486.93
Servicing Fee	$1,283,945.23	$1,283,945.23	$0.00	$0.00	$51,640,541.70
Interest - Class A-1 Notes	$649,833.45	$649,833.45	$0.00	$0.00	$50,990,708.25
Interest - Class A-2a Notes	$1,559,835.00	$1,559,835.00	$0.00	$0.00	$49,430,873.25
Interest - Class A-2b Notes	$436,747.50	$436,747.50	$0.00	$0.00	$48,994,125.75
Interest - Class A-3 Notes	$2,046,840.00	$2,046,840.00	$0.00	$0.00	$46,947,285.75
Interest - Class A-4 Notes	$405,420.00	$405,420.00	$0.00	$0.00	$46,541,865.75
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$46,541,865.75
Interest - Class B Notes	$192,638.00	$192,638.00	$0.00	$0.00	$46,349,227.75
Second Priority Principal Payment	$2,489,156.94	$2,489,156.94	$0.00	$0.00	$43,860,070.81
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$43,860,070.81
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$43,860,070.81
Regular Principal Payment	$185,704,717.80	$43,860,070.81	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$52,924,486.93

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$2,489,156.94
Regular Principal Payment					$43,860,070.81
Total					$46,349,227.75

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$46,349,227.75	$140.45	$649,833.45	$1.97	$46,999,061.20	$142.42
Class A-2a Notes	$0.00	$0.00	$1,559,835.00	$3.83	$1,559,835.00	$3.83
Class A-2b Notes	$0.00	$0.00	$436,747.50	$3.49	$436,747.50	$3.49
Class A-3 Notes	$0.00	$0.00	$2,046,840.00	$3.84	$2,046,840.00	$3.84
Class A-4 Notes	$0.00	$0.00	$405,420.00	$3.88	$405,420.00	$3.88
Class B Notes	$0.00	$0.00	$192,638.00	$4.07	$192,638.00	$4.07
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$46,349,227.75	$29.35	$5,291,313.95	$3.35	$51,640,541.70	$32.70

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	February 2025
Payment Date	3/17/2025
Transaction Month	4

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$188,193,874.74	0.5702845	$141,844,646.99	0.4298323
Class A-2a Notes	$407,800,000.00	1.0000000	$407,800,000.00	1.0000000
Class A-2b Notes	$125,000,000.00	1.0000000	$125,000,000.00	1.0000000
Class A-3 Notes	$532,800,000.00	1.0000000	$532,800,000.00	1.0000000
Class A-4 Notes	$104,400,000.00	1.0000000	$104,400,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,437,133,874.74	0.9101890	$1,390,784,646.99	0.8808344

Pool Information
Weighted Average APR	4.805%	4.810%
Weighted Average Remaining Term	54.77	53.98
Number of Receivables Outstanding	40,042	39,401
Pool Balance	$1,540,734,275.29	$1,493,464,766.61
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,446,940,035.08	$1,403,074,717.80
Pool Factor	0.9152682	0.8871879

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,368.57
Yield Supplement Overcollateralization Amount	$90,390,048.81
Targeted Overcollateralization Amount	$121,968,997.37
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$102,680,119.62

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,368.57
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,368.57
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,368.57

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	February 2025
Payment Date	3/17/2025
Transaction Month	4
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		56	$437,595.09
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$437,595.09
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3408%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0002%
Second Prior Collection Period			0.0180%
Prior Collection Period			0.1267%
Current Collection Period			0.3461%
Four Month Average (Current and Prior Three Collection Periods)			0.1227%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		207	$627,115.88
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$627,115.88
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0373%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,029.55
Average Net Loss for Receivables that have experienced a Realized Loss			$3,029.55

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.47%	149	$7,003,893.82
61-90 Days Delinquent	0.07%	25	$1,014,181.34
91-120 Days Delinquent	0.03%	6	$389,326.88
Over 120 Days Delinquent	0.00%	1	$7,105.85
Total Delinquent Receivables	0.56%	181	$8,414,507.89

Repossession Inventory:
Repossessed in the Current Collection Period		11	$562,958.81
Total Repossessed Inventory		15	$823,880.91

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0516%
Prior Collection Period			0.0824%
Current Collection Period			0.0812%
Three Month Average			0.0718%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0945%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	February 2025
Payment Date	3/17/2025
Transaction Month	4

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	87	$3,871,914.17
2 Months Extended	91	$4,518,455.66
3+ Months Extended	18	$749,799.04

Total Receivables Extended	196	$9,140,168.87

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer